Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

7.    INCOME TAXES

The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	(in millions)
Current:
Domestic	¥27,180	¥36,993	¥52,982
Foreign	114,259	53,659	70,292

Total	141,439	90,652	123,274

Deferred:
Domestic	(293,849)	297,989	299,725
Foreign	(107,518)	18,399	16,901

Total	(401,367)	316,388	316,626

Income tax expense (benefit)	(259,928)	407,040	439,900
Income tax expense (benefit) reported in equity relating to:
Investment securities	(585,322)	350,507	(193,657)
Derivatives qualifying for cash flow hedges	2,725	(3,295)	(2,250)
Pension liability adjustments	(288,856)	157,720	(69,139)
Foreign currency translation adjustments	(15,004)	2,594	2,007

Total	(886,457)	507,526	(263,039)

Total	¥(1,146,385)	¥914,566	¥176,861

Reconciliation of Effective Income Tax Rate

Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 40.6% for the fiscal years ended March 31, 2009, 2010 and 2011. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

A reconciliation of the effective income tax rate reflected in the accompanying consolidated statements of operations to the combined normal effective statutory tax rate for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
Combined normal effective statutory tax rate	40.6%	40.6%	40.6%
Nondeductible expenses	(0.2)	0.2	0.3
Dividends from foreign subsidiaries	(0.3)	0.0	0.1
Foreign tax credit and payments	(0.7)	0.7	3.3
Lower tax rates applicable to income of subsidiaries	0.0	(0.7)	(0.6)
Change in valuation allowance	(2.3)	(5.8)	10.6
Realization of previously unrecognized tax effects of subsidiaries	(1.7)	(0.9)	(3.7)
Nontaxable dividends received	0.4	(0.1)	(2.7)
Impairment of goodwill	(19.5)	0.0	0.0
Undistributed earnings of subsidiaries	(1.5)	(1.6)	(1.5)
Tax and interest expense for uncertainty in income taxes	(1.0)	0.6	0.2
Expiration of loss carryforward	(0.6)	0.2	6.4
Other—net	1.5	(1.5)	(0.5)

Effective income tax rate	14.7%	31.7%	52.5%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group's net deferred tax assets at March 31, 2010 and 2011 were as follows:

	2010	2011
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥902,282	¥887,531
Operating loss carryforwards	518,948	259,183
Loans	12,746	2,785
Accrued liabilities and other	397,255	438,045
Premises and equipment, including sale-and-leaseback transactions	128,158	126,905
Derivative financial instruments	28,861	67,312
Investment securities (including trading account assets at fair value under fair value option)	82,470	212,511
Accrued severance indemnities and pension plans	100,804	169,349
Valuation allowance	(641,619)	(726,774)

Total deferred tax assets	1,529,905	1,436,847

Deferred tax liabilities:
Intangible assets	212,845	164,291
Lease transactions	50,611	51,239
Other	55,055	57,749

Total deferred tax liabilities	318,511	273,279

Net deferred tax assets	¥1,211,394	¥1,163,568

The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The amount of the valuation allowance is determined based on a review of future taxable income (exclusive of reversing temporary differences and carryforwards) and future reversals of existing taxable temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors. For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2010 and 2011 to the extent that it is more likely than not that they will not be realized.

Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2010 and 2011, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥26,179 million and ¥ 26,378 million, respectively. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither plans nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.

Operating Loss and Tax Credit Carryforwards

At March 31, 2011, the MUFG Group had operating loss carryforwards of ¥575,403 million and tax credit carryforwards of ¥4,496 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2012	¥80,439	¥—
2013	202,905	—
2014	27,994	—
2015	13,259	—
2016	45,350	—
2017	12,373	—
2018 and thereafter	168,407	3,923
No definite expiration date	24,676	573

Total	¥575,403	¥4,496

The above table represents the operating loss carryforwards for corporate tax. In addition, at March 31, 2011, BTMU and MUTB had operating loss carryforwards of ¥375,609 million for enterprise tax whose effective tax rate is 7.0%. If not utilized, such operating loss carryforwards will expire in 2012.

Uncertainty in Income Tax

The following is a roll-forward of the MUFG Group's unrecognized tax benefits for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥44,764	¥72,857	¥75,479
Gross amount of increases for current year's tax positions	23,960	2,771	406
Gross amount of decreases for current year's tax positions	—	—	(1,482)
Gross amount of increases for prior years' tax positions	15,104	15,208	9,113
Gross amount of decreases for prior years' tax positions	(5,459)	(5,506)	(8,698)
Net amount of changes relating to settlements with tax authorities	447	(6,695)	(4,434)
Decreases due to lapse of applicable statutes of limitations	(14)	(1,281)	(1,479)
Foreign exchange translation	(5,945)	(1,875)	(7,608)

Balance at end of fiscal year	¥72,857	¥75,479	¥61,297

The total amount of unrecognized tax benefits at March 31, 2009, 2010 and 2011 that, if recognized, would affect the effective tax rate are ¥25,471 million, ¥27,192 million and ¥24,639 million, respectively. The remainder of the uncertain tax positions have offsetting amounts in other jurisdictions or are temporary differences.

The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense (benefit). Accrued interest and penalties (not included in the "unrecognized tax benefits" above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the consolidated financial statements for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥4,047	¥5,842	¥7,273
Total interest and penalties in the consolidated statements of operations	2,588	4,490	585
Total cash settlements and foreign exchange translation	(793)	(3,059)	(825)

Balance at end of fiscal year	¥5,842	¥7,273	¥7,033

The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2011
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2001 and forward
United States—New York City	2001 and forward

The MUFG Group does not anticipate any significant increases or decreases to unrecognized tax benefits within the next 12 months. However, the MUFG Group is under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. Therefore, the MUFG Group's estimate of unrecognized tax benefits is subject to change based on new developments and information.

Income (Loss) before Income Tax Expense (Benefit)

Income (loss) before income tax expense (benefit) by jurisdiction for the fiscal years ended March 31, 2009, 2010 and 2011 was as follows:

	2009	2010	2011
	(in millions)
Domestic income (loss)	¥(1,776,405)	¥870,192	¥443,304
Foreign income	12,178	411,924	393,934

Total	¥(1,764,227)	¥1,282,116	¥837,238